GEOGRAPHIC INFORMATION (Tables)	6 Months Ended
Jun. 30, 2021
Segment Reporting [Abstract]
Schedule of Revenues by Geographic Areas
	Six months ended
	June 30,
	2021	2020
	Unaudited

Israel	$9,045	$11,035
Asia & Australia	3,106	1,210
USA	39,839	12,871
Latin America	132	527
Europe	1,350	6,934
Total	53,472	32,577